Assets Held For Sale and Discontinued Operations - Additional Information (Detail) $ in Billions	1 Months Ended
Feb. 28, 2022 USD ($)
Disclosure Of Assets Held For Sale And Discontinued Operations [abstract]
Agreement to divest of business for enterprise value	$ 3.8